SEGMENTED INFORMATION (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Condensed Consolidated Interim Statements Of Operations
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Silver	$3,372	$-	$7,268	$15
Copper	5,206	-	12,259	9
Gold	2,389	-	4,831	5
Penalties, treatment costs and refining charges	(1,597)	-	(3,938)	-
Total revenue from mining operations	$9,370	$-	$20,420	$29

Schedule Of Revenues From Customers
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Customer #1	$8,874	$-	$17,859	$-
Customer #2	514	-	1,746	-
Other customers	(18)	-	815	29
Total revenue from mining operations	$9,370	$-	$20,420	$29

Schedule Of Geographical Information Of Company's Non-current Assets
	June 30, 2022	December 31, 2021
Exploration and evaluation assets - Mexico	$46,074	$11,052
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$46,075	$11,053
	June 30, 2022	December 31, 2021
Plant, equipment, and mining properties - Mexico	$40,242	$35,390
Plant, equipment, and mining properties - Canada	305	285
Total plant, equipment, and mining properties	$40,547	$35,675